Share Capital - Summary Of Company Issued Shares In Conjunction Acquisitions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Disclosure Of Shares Issued During Acquisition [Line Items]
Equity based consideration | $	$ 350,359
Vedant Acquisition [Member]
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date	Feb. 16, 2021
SVS shares issued	127
Replacement shares issued	0
Equity based consideration | $	$ 2,004
Bluma Acquisition [Member]
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date	Apr. 14, 2021
SVS shares issued	15,061
Replacement shares issued	814
Equity based consideration | $	$ 193,310
Cultivate Acquisition [Member]
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date	Sep. 02, 2021
SVS shares issued	4,818
Replacement shares issued	0
Equity based consideration | $	$ 46,643
Cure Penn Acquisition [Member]
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date	Nov. 25, 2021
SVS shares issued	6,167
Replacement shares issued	0
Equity based consideration | $	$ 54,240
Laurel Harvest Acquisition [Member]
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date	Dec. 10, 2021
SVS shares issued	8,354
Replacement shares issued	0
Equity based consideration | $	$ 65,844